Directors’ and key management personnel remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 19,347	$ 19,928	$ 16,159
Post-employment benefits	109	186	155
Employment termination benefits	0	0	155
Share-based payments	15,689	14,724	10,305
Total	35,145	34,838	26,774
Other employment costs	$ 1,968	$ 2,316	$ 1,321